14. SHAREHOLDERS' EQUITY: Schedule of changes in share options (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of changes in share options

	Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	5,241,072	$0.13	2,539,000	$0.24	2,420,000	$0.24
Options granted	1,730,000	$0.08	3,095,000	$0.06	665,000	$0.23
Expired/Cancelled	(160,000)	$0.07	(319,000)	$0.22	(415,000)	$0.24
Exercised	(105,000)	$0.05	(73,928)	$0.28	(131,000)	$0.22
Ending Balance	6,706,072	$0.08	5,241,072	$0.13	2,539,000	$0.24
Exercisable	6,706,072	$0.08	5,241,072	$0.13	2,536,500	$0.24